Revenues - Additional Information (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) Vessel	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Revenue from Contract with Customer [Abstract]
Number of vessel employed under time charter agreement | Vessel	1
Remaining tenor under time charter agreement	3 months 18 days
Voyage expenses incurred between contract date and date of vessel's arrival to the load port	$ 0	$ 0	$ 0
Unearned revenue related to undelivered performance obligations	$ 0	$ 0	$ 0